UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 03/31/2004

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/31/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		49
Form 13F Information Table Value Total:		$ 79,693 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND                   464287234     1558 8877.000 SH       SOLE                 8877.000
VANGUARD TOTAL STK MKT                          922908769      210 1925.000 SH       SOLE                 1925.000
3M COMPANY                     COM              88579y101     1058    12925 SH       SOLE                    12925
ABBOTT LABORATORIES            COM              002824100     1562    38015 SH       SOLE                    38015
AMERICAN EXPRESS CO.           COM              025816109      977    18850 SH       SOLE                    18850
AMERICAN INTERNATIONAL GROUP   COM              026874107     4054    56821 SH       SOLE                    56821
BAXTER INTERNATIONAL, INC.     COM              071813109     1279    41405 SH       SOLE                    41405
BERKSHIRE HATHAWAY CL B        COM              084670207     5435     1747 SH       SOLE                     1747
BOSTON PROPERTIES INC.         COM              101121101     1485    27350 SH       SOLE                    27350
BP PLC SPON ADR                COM              055622104      952    18600 SH       SOLE                    18600
CARDINAL HEALTH, INC.          COM              14149Y108     2303    33421 SH       SOLE                    33421
CAREMARK RX INC.               COM              141705103      332     9980 SH       SOLE                     9980
CISCO SYSTEMS, INC.            COM              17275R102     2267    96183 SH       SOLE                    96183
CITIGROUP INC.                 COM              172967101     3220    62291 SH       SOLE                    62291
COCA COLA CO.                  COM              191216100      363     7225 SH       SOLE                     7225
CREE, INC.                     COM              225447101     1032    46415 SH       SOLE                    46415
DUKE REALTY CORP NEW           COM              264411505     1710    49255 SH       SOLE                    49255
EMERSON ELECTRIC CO.           COM              291011104     1753    29250 SH       SOLE                    29250
EQUITY OFFICE PROPERTIES TR    COM              294741103     2885    99852 SH       SOLE                    99852
ERICSSON LM TEL CO ADR CL B    COM              294821608      250     8992 SH       SOLE                     8992
EXXON MOBIL CORP.              COM              30231G102     1659    39882 SH       SOLE                    39882
FANNIE MAE (USA)COM NPV        COM              313586109     2913    39175 SH       SOLE                    39175
FIRST DATA CORPORATION         COM              319963104     1805    42815 SH       SOLE                    42815
FLEETBOSTON FINANCIAL CORP.    COM              33901A108     2125    47325 SH       SOLE                    47325
GENERAL ELECTRIC CO.           COM              369604103     3401   111435 SH       SOLE                   111435
GILLETTE CO.                   COM              375766102     1359    34760 SH       SOLE                    34760
HOME DEPOT INC.                COM              437076102     2838    75975 SH       SOLE                    75975
INTERNATIONAL BUSINESS MACHINE COM              459200101      232     2529 SH       SOLE                     2529
J.P. MORGAN CHASE & CO.        COM              46625h100     1523    36310 SH       SOLE                    36310
JOHNSON & JOHNSON              COM              478160104     2334    46011 SH       SOLE                    46011
KIMBERLY CLARK CORP.           COM              494368103     1443    22875 SH       SOLE                    22875
MERCK & CO. INC.               COM              589331107     2236    50591 SH       SOLE                    50591
MERRILL LYNCH & CO.            COM              590188108      432     7250 SH       SOLE                     7250
MICROSOFT CORP.                COM              594918104     2344    94030 SH       SOLE                    94030
NESTLE SPON ADR REPSTG REG SH  COM              641069406      374     5866 SH       SOLE                     5866
ORACLE SYSTEMS CORPORATION     COM              68389X105      151    12550 SH       SOLE                    12550
PEPSICO INC.                   COM              713448108     1809    33595 SH       SOLE                    33595
PFIZER, INC.                   COM              717081103     4047   115468 SH       SOLE                   115468
PROCTOR AND GAMBLE             COM              742718109     2191    20889 SH       SOLE                    20889
ROYAL DUTCH PETROLEUM EUR .56  COM              780257804      681    14320 SH       SOLE                    14320
STATE STREET CORP.             COM              857477103      202     3880 SH       SOLE                     3880
STMICROELECTRONICS N.V.        COM              861012102      585    24775 SH       SOLE                    24775
SYSCO CORPORATION              COM              871829107     1457    37310 SH       SOLE                    37310
TELEFONICA SA SPAIN ADR        COM              879382208      364     7990 SH       SOLE                     7990
VARIAN SEMICNDCTR EQ ASC       COM              922207105      387     9225 SH       SOLE                     9225
WAL MART STORES INC.           COM              931142103     1047    17540 SH       SOLE                    17540
WALGREEN COMPANY               COM              931422109     2802    85025 SH       SOLE                    85025
WYETH                          COM              983024100     1952    51981 SH       SOLE                    51981
ZIMMER HOLDINGS, INC.          COM              98956p102      315     4264 SH       SOLE                     4264